SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2026	Aug. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Government grant			$ 11,551	$ 17,299
Number of reportable segments disclosed			true
Advertising expense			$ 114	$ 69	$ 258
Sale of long term assets total estimated proceeds		$ 8,286
Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of long term assets total estimated proceeds	$ 18,733